Annual Total Returns- Janus Henderson Global Equity Income Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Equity Income Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.55%)	14.89%	20.74%	(1.86%)	(0.47%)	4.79%	19.27%	(15.71%)	21.07%	1.59%